Investments in Associates - Summarized Financial Information of Significant Associates (Parenthetical) (Detail)	Oct. 31, 2023
Canadian tires financial services business [member] | Canadian Tier Corporation [Member]
Disclosure of associates [line items]
Percentage of investment in associates disposed off	20.00%